Earnings Per Share	6 Months Ended
Jun. 30, 2022
Earnings per share [abstract]
Earnings Per Share
7. EARNINGS PER SHARE
The calculation of basic and diluted earnings per share has been calculated by dividing the loss for the period attributable to shareholders of $203,707 (2021: $196,282), by the weighted average number of shares outstanding of
253,945,274 (2021: 132,204,201) during the six months ended June 30, 2022:

	SIX MONTHS ENDED JUNE 30,
Loss attributable to shareholders:	2021		2022
	BASIC	DILUTED	BASIC	DILUTED
Loss attributable to equity holders of the parent	$(196,282)	$(196,282)	$(203,707)	$(203,707)
Loss attributable to shareholders	(196,282)	(196,282)	(203,707)	(203,707)

Weighted-average number of shares:
	BASIC	DILUTED	BASIC	DILUTED
Issued shares at January 1	132,204,201	132,204,201	252,804,218	252,804,218
Effect of shares issued	—	—	1,141,056	1,141,056
Weighted-average number of shares	132,204,201	132,204,201	253,945,274	253,945,274

Loss per share:
	BASIC	DILUTED	BASIC	DILUTED
Loss per share	$(1.48)	$(1.48)	$(0.80)	$(0.80)

On February 1, 2021 the Board of Directors of the Company approved a stock split of the issued and outstanding A Ordinary and common shares of the Company on a 220 for 1 basis.
In accordance with IAS 33, the earnings per share calculations have been presented for the stock split retrospectively. In connection with the Merger, in order to achieve an exchange ratio of one LMDX common share for each CAH share, the Company effected a subdivision, immediately prior to the Merger, of all issued, and authorized but unissued, LMDX
A Ordinary
shares and LMDX common shares at a ratio of 1.60806264:1. The denominator has been calculated to reflect the share splits.
The Company’s potentially dilutive securities, which include stock options, convertible preferred shares, convertible notes and warrants, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted-average number of A Ordinary and common shares outstanding used to calculate both basic and diluted net loss per share attributable to A Ordinary and common shareholders is the same. The Company excluded the following potential A Ordinary shares and common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to ordinary shareholders and common shareholders for the periods indicated because including them would have had an anti-dilutive effect:

	SIX MONTHS ENDED JUNE 30,
	2021	2022
Convertible preferred shares (as converted to A Ordinary shares)	75,253,881	—
Convertible preferred shares (as converted to common shares)	12,543,492	—
Options to purchase A Ordinary shares	90,723,163	79,181,915
Options to purchase common shares	—	14,349,147
Convertible Debt (as converted to common shares)	27,390,667	—
Warrants to purchase A Ordinary shares	5,430,781	5,373,170
Warrants to purchase common shares	6,342,403	7,828,251

	217,684,387	106,732,483